Expense Example - Class K - BLACKROCK HIGH EQUITY INCOME FUND - Class K Shares	Sep. 28, 2020 USD ($)
Expense Example:
Expense Example, with Redemption, 1 Year	$ 82
Expense Example, with Redemption, 3 Years	275
Expense Example, with Redemption, 5 Years	506
Expense Example, with Redemption, 10 Years	$ 1,168